SCHEDULE OF CURRENT LEGAL PROCEEDINGS (Details) (Parenthetical)			1 Months Ended				12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Loss contingency damages awarded value	$ 414,235	¥ 2,980,724			$ 3,100,000	¥ 22,700,000				$ 1,000,000.0	¥ 7,500,000
Liquidated damages					$ 3,100,000	22,700,000
Legal compensation charge			$ 400,000	¥ 3,100,000		¥ 2,600,000	$ 400,000	$ 800,000	¥ 5,800,000
Litigation settlement expense			$ 400,000	¥ 3,100,000